Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

13. Other Assets

Other assets consist of the following (in thousands):

	June 30, 2014	December 31, 2013
Real estate owned, net	$79,079	$73,573
Derivative instruments	78,262	62,365
Deferred debt issuance costs	60,408	57,517
Collateral receivable on derivative instruments	20,460	—
Acquisition deposits(1)	2,232	175,048
Other	36,048	44,573

Total other assets	$276,489	$413,076

(1)	Acquisition deposits at December 31, 2013 were related to the acquisitions of the EverBank net assets and a pool of Fannie Mae MSRs. Investor approvals for certain of these transactions were obtained during the six months ended June 30, 2014. At June 30, 2014, acquisition deposits were related to EverBank private-label MSRs pending investor consent.

15.	Other Assets

Other assets consist of the following (in thousands):

	December 31,
	2013	2012
Acquisition deposits(1)	$175,048	$15,000
Real estate owned, net	73,573	64,959
Derivative instruments	62,365	949
Deferred debt issuance costs	57,517	47,544
Other	44,573	16,378

Total other assets	$413,076	$144,830

(1)	Acquisition deposits at December 31, 2013 are related to pending acquisitions of certain assets of EverBank and a pool of Fannie Mae MSRs. Refer to Note 1 for additional information on these transactions. Acquisition deposits at December 31, 2012 are related to the acquisition of the ResCap net assets.